Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	111 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	14.24%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	23.95%	14.52%	14.38%
Performance Inception Date			Oct. 05, 2015
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.63%	12.66%	12.65%
Performance Inception Date			Oct. 05, 2015
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.53%	11.16%	11.35%
Performance Inception Date			Oct. 05, 2015